State Street International Stock Selection Fund Expense Example - State Street International Stock Selection Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 641
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,139
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,422
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,191
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	$ 1,479